TAXATION (Tables)	12 Months Ended
Dec. 31, 2023
TAXATION
Schedule of income before income tax, domestic and foreign

	For the year ended December 31
	2021	2022	2023	2023
	RMB	RMB	RMB	US$
Mainland China	(1,646,607)	(2,475,677)	(2,139,795)	(301,384)
Non-Mainland China	70,592	(188,238)	(25,893)	(3,646)
	(1,576,015)	(2,663,915)	(2,165,688)	(305,030)

Schedule of current and deferred components of income tax expense (benefit)

	For the year ended December 31
	2021	2022	2023	2023
	RMB	RMB	RMB	US$
Current income tax expense	27,593	59,668	42,446	5,978
Deferred income tax benefit	(11,852)	(35,195)	(24,487)	(3,449)
	15,741	24,473	17,959	2,529

Schedule of effective income tax expense reconciliation

	For the year ended December 31
	2021	2022	2023	2023
	RMB	RMB	RMB	US$
Loss before income tax	(1,576,015)	(2,663,915)	(2,165,688)	(305,030)
Income tax computed at the mainland China statutory tax rate of 25%	(394,004)	(665,978)	(541,422)	(76,258)
Effect of tax holiday and preferential tax rates	7,083	52,651	110,393	15,549
Effect of different tax rates in different jurisdictions	(1,681)	58,266	21,918	3,087
Other non-taxable income	(24,999)	(28,993)	(26,008)	(3,663)
Non-deductible expenses	36,719	5,727	6,379	898
Share-based compensation costs	108,588	90,015	45,411	6,396
Research and development super deduction	(146,639)	(64,718)	(132,163)	(18,615)
Withholding tax and others	9,552	10,785	9,771	1,376
Change in valuation allowance	434,056	525,169	397,137	55,936
True-up adjustments in respect of prior year’s annual tax filing	(3,474)	(15,195)	49,940	7,034
Expiration of tax loss forward	—	124,555	83,300	11,733
Tax rate change on deferred items	(9,460)	(67,811)	(6,697)	(944)
Income tax expense	15,741	24,473	17,959	2,529

Schedule of deferred tax assets and liabilities

	As at December 31
	2022	2023	2023
	RMB	RMB	US$
Deferred tax assets:
Tax loss carried forward	2,318,161	2,447,162	344,676
Accrued expenses	84,428	91,794	12,929
Depreciation	17,073	19,095	2,689
Allowance for doubtful accounts	85,666	185,467	26,122
Government grant	5,779	21,808	3,072
Operating lease liabilities	57,828	28,405	4,001
Accrued interest	197,767	215,659	30,375
Finance lease liabilities	47,505	80,286	11,308
Impairment of long-lived assets	—	129,036	18,174
Others	8,241	11,557	1,628
Less: valuation allowance	(2,415,627)	(2,809,601)	(395,724)
	406,821	420,668	59,250
Deferred tax liabilities:
Operating lease right-of-use assets	46,367	25,464	3,587
One-time deduction for fixed asset purchases	231,532	292,141	41,147
Long-lived assets arising from acquisition	238,672	204,032	28,737
Finance lease right-of-use assets	41,530	17,452	2,458
Others	15,772	24,144	3,401
	573,873	563,233	79,330

Net deferred tax liabilities：	167,052	142,565	20,080

Summary of unrecognized tax benefit

	As at December 31
	2022	2023	2023
	RMB	RMB	US$
Balance at beginning of the year	59,049	58,718	8,270
Additions from the business acquisitions	—	—	—
Additions based on tax position related to current year	15,894	9,449	1,331
Additions based on tax positions related to prior year	22,462	4,652	655
Reductions for tax positions related to prior years	(38,687)	(11,789)	(1,660)
Balance at end of the year	58,718	61,030	8,596